General information	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of general information about financial statements [Abstract]
Disclosure of general information about financial statements [text block]	GENERAL INFORMATION
Principal activities
The Group is principally engaged in the operation of casino games of chance or games of other forms and the development and operation of integrated resorts and other ancillary services in Macao. The Group’s immediate holding company is Venetian Venture Development Intermediate II. Las Vegas Sands Corp., a company incorporated in Nevada, U.S.A. which indirectly holds 69.9% ownership interest in the Group as at June 30, 2020, is the Group’s ultimate holding company.
The Company was incorporated in the Cayman Islands on July 15, 2009 as an exempted company with limited liability under the Companies Law, Cap 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The address of the Company’s registered office is Intertrust Corporate Services (Cayman) Limited, 190 Elgin Avenue, George Town, Grand Cayman KY1-9005, Cayman Islands. The Company’s principal place of business is Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong.
The Group owns and operates The Venetian Macao, Sands Cotai Central, The Parisian Macao, The Plaza Macao and Sands Macao. The Group’s properties collectively feature some of the world's largest casinos, luxury suites and hotel rooms, different restaurants and food outlets, spas and theaters for live performances, as well as other integrated resort amenities.
In 2020, the Group continued to progress on key development projects for the conversion of Sands Cotai Central into The Londoner Macao. The Group expects the Londoner Court to be completed in late 2020 and The Londoner Macao project to be completed in phases throughout 2020 and 2021. The construction of The Grand Suites at Four Seasons is now complete and features 289 luxury suites. We have initiated approved gaming operations in this space and are utilizing suites on a simulation basis for trial and feedback purposes.
The unaudited condensed consolidated financial statements are presented in millions of units of United States dollars (“US$ in millions”), unless otherwise stated. The condensed consolidated financial statements were approved for issue by the Board of Directors of the Company on August 14, 2020.
These condensed consolidated financial statements have not been audited.

Recent developments
COVID-19 Pandemic
In early January 2020, an outbreak of a respiratory illness caused by a novel coronavirus was identified and the disease has since spread rapidly across the world causing the World Health Organization to declare the outbreak of a pandemic on March 12, 2020. As a result, people across the globe have been advised to avoid non-essential travel. Steps have also been taken by various countries to restrict inbound international travel and implement closures of non-essential operations to contain the spread of the virus.
Visitation to Macao has decreased substantially, driven by various government policies limiting travel. The China IVS and tour group visas were suspended, and a complete ban on entry or a need to undergo enhanced quarantine requirements depending on the person’s residency and their recent travel history, has been enacted by the Macao government for Macao residents, citizens of the People’s Republic of China, Hong Kong residents, foreigner workers residing in Macao and international travelers. On July 13, 2020, it was announced Chinese nationals with negative COVID-19 test result and green health-code, traveling between any of the nine designated cities in Guangdong province and Macao, are exempt from the 14-day mandatory quarantine effective from July 15, 2020. This was subsequently extended to all cities within the Guangdong province effective from July 29, 2020, followed by all of mainland China effective from August 12, 2020. The China IVS and tour group visas recommenced for certain regions beginning on August 12, 2020 and were extended to all of mainland China effective September 23, 2020. Hong Kong and Taiwanese residents who have not visited a foreign country in the prior 14 days and tested negative for COVID-19
1.GENERAL INFORMATION (CONTINUED)
Recent developments (continued)
COVID-19 Pandemic (continued)
are allowed to enter Macao subject to a mandatory 14 days of centralized isolation. All other foreign nationals, including those holding a temporary work permit, currently are not permitted to enter Macao.
The Macao government suspended all gaming operations beginning on February 5, 2020. The Group’s casino operations resumed on February 20, 2020, except for casino operations at Sands Cotai Central, which resumed on February 27, 2020. Certain health safeguards, however, such as limiting the number of seats per table game, slot machine spacing, temperature checks, mask protection, health declarations, showing green health-codes, and negative COVID-19 test results remain in effect at the present time. The Group is currently unable to determine when these measures will be modified or cease to be necessary.
Some of the Group’s hotel facilities were also closed during the casino suspension in response to the drop in visitation and, with the exception of the Conrad Macao, Cotai Strip at Sands Cotai Central (the "Conrad hotel"), these hotels were gradually reopened from February 20, 2020, in line with operational needs and demand. The Conrad hotel reopened on June 13, 2020. Additionally, in support of the Macao government’s initiatives to fight the COVID-19 Pandemic, the Group provided one tower (approximately 2,000 hotel rooms) at the Sheraton Grand Macao Hotel, Cotai Strip at Sands Cotai Central to the Macao government to house individuals who return to Macao for quarantine purposes during two different periods in 2020.
A limited number of restaurants across the Group’s properties have reopened. The majority of retail outlets in the Group's various shopping malls are open with reduced operating hours. The timing and manner in which these areas will return to full operation are currently unknown.
The Hong Kong government temporarily closed the Hong Kong China Ferry Terminal in Kowloon on January 30, 2020 and the Hong Kong Macau Ferry Terminal in Hong Kong on February 4, 2020. In response, the Group suspended its Macao ferry operations between Macao and Hong Kong. The timing and manner in which the Group’s normal ferry operations will be able to resume are currently unknown.
The Macao government announced total visitation from mainland China to Macao on a monthly basis decreased by 14.9% (with an 83.3% decrease in visitation over the first seven days of Chinese New Year Holiday) in January 2020 and decreased in a range of 96.3% to 99.6% in February to June 2020, as compared to the same periods in 2019. It also announced monthly gross gaming revenue decreased by 11.3% in January 2020 and decreased in a range of 79.7% to 97.0% in February to June 2020 as compared to the same periods in 2019.

Current impact of the COVID-19 Pandemic on the Group's Liquidity and Financial Results
The disruptions arising from the COVID-19 Pandemic had a significant adverse impact on the Group’s operations during the six months ended June 30, 2020. Net revenues for the six months ended June 30, 2020, totaled US$848 million compared to US$4.47 billion for the six months ended June 30, 2019, representing a decrease of 81.0%. We recorded an operating loss of US$609 million and a net loss of US$716 million in the first half of 2020, as compared to an operating income of US$1.19 billion and a net income of US$1.07 billion in the same period in the prior year. Adjusted property EBITDA loss totaled US$243 million in the half year ended June 30, 2020, as compared to adjusted property EBITDA of US$1.63 billion in the same period in the prior year.
As of June 30, 2020, the Group had total liquidity of US$3.63 billion, consisting of US$1.61 billion of total cash and cash equivalents and US$2.02 billion of available borrowing capacity under the 2018 SCL Revolving Facility. The Group believes it will be able to support its continuing operations, complete the major construction projects that are underway, and respond to the current COVID-19 Pandemic challenges. The Group has taken various mitigating measures to manage through the current environment, including a cost and capital expenditure reduction program to minimize cash outflow of non-essential items. On April 17, 2020, the Company announced that the Board resolved not to recommend the payment of a final dividend in respect of the year ended December 31, 2019.
1.GENERAL INFORMATION (CONTINUED)
Recent developments (continued)
Current impact of the COVID-19 Pandemic on the Group's Liquidity and Financial Results (continued)
If the Group's integrated resorts are not permitted to resume normal operations, travel restrictions such as those related to the China IVS and other global restrictions on inbound travel from other countries are not modified or eliminated or the global response to contain the COVID-19 Pandemic escalates or is unsuccessful, the Group's operations, cash flows and financial condition will be further materially impacted. The duration and intensity of this global health emergency and related disruptions are uncertain. Given the dynamic nature of these circumstances, the impact on the Company’s consolidated results of operations, cash flows and financial condition in 2020 will be material. The Group cannot reasonably estimate the impact at this time. It is unknown when the COVID-19 Pandemic will end, when or how quickly the current travel restrictions will be modified or cease to be necessary and the resulting impact on the Group's business and the willingness of the Group’s customers to spend on travel, entertainment and MICE.
GENERAL INFORMATION
Principal activities
The Group is principally engaged in the operation of casino games of chance or games of other forms and the development and operation of destination properties and other ancillary services in Macao. The Group’s immediate holding company is Venetian Venture Development Intermediate II. Las Vegas Sands Corp., a company incorporated in Nevada, U.S.A., indirectly holds 69.95% ownership interest in the Group as at December 31, 2019, and is the Group’s ultimate holding company.
The Company was incorporated in the Cayman Islands on July 15, 2009 as an exempted company with limited liability under the Companies Law, Cap 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The address of the Company’s registered office is Intertrust Corporate Services (Cayman) Limited, 190 Elgin Avenue, George Town, Grand Cayman KY1-9005, Cayman Islands. The Company’s principal place of business is Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong.
The Group owns and operates The Venetian Macao-Resort-Hotel (“The Venetian Macao”), which anchors the Cotai Strip, the Group’s master-planned development of integrated resort properties in Macao. Sands Cotai Central opened in phases, beginning in April 2012. The property currently features four hotel towers, consisting of hotel rooms and suites under the Conrad, Sheraton and St. Regis brands. The Company previously announced the renovation, expansion and rebranding of Sands Cotai Central into a new destination integrated resort, The Londoner Macao, by adding extensive thematic elements both externally and internally. The Londoner Macao will feature new attractions and features from London, including some of London’s most recognizable landmarks, such as the Houses of Parliament and Big Ben. Our retail offerings will be expanded and rebranded as the Shoppes at Londoner and the Group will add a number of new restaurants and bars. The Group will add approximately 370 luxury suites in The Londoner Court and the prior Holiday Inn-branded rooms and suites are being converted to approximately 600 London-themed suites, referred to as The Londoner Macao Hotel. The Group is utilizing suites as they are completed on a simulation basis for trial and feedback purposes. Construction has commenced and is being phased to minimize disruption during the property’s peak periods. The Group expects the Londoner Court to be completed in late 2020 and The Londoner Macao project to be completed in phases throughout 2020 and 2021.
In September 2016, the Group opened The Parisian Macao, an integrated resort connected to The Venetian Macao and The Plaza Macao. The Group owns The Plaza Macao, which is located adjacent and connected to The Venetian Macao. The Plaza Macao is an integrated resort that includes the Four Seasons Hotel Macao, the Plaza Casino, Shoppes at Four Seasons and Paiza Mansions. The Group also previously announced The Grand Suites at Four Seasons, which will feature approximately 290 additional premium quality suites. The Group has initiated approved gaming operations in this space and are utilizing suites as they are completed on a simulation basis for trial and feedback purposes. The Group expects the project to be completed in the first half of 2020. The Group also owns and operates the Sands Macao, the first Las Vegas-style casino in Macao. The Group’s other ancillary services include ferry operations and other related operations.
The Company’s shares were listed on the Main Board of the Stock Exchange of Hong Kong Limited on November 30, 2009.
The consolidated financial statements are presented in millions of units of United States dollars (“US$ in millions”), unless otherwise stated.
1.    GENERAL INFORMATION (CONTINUED)
Subsequent events
COVID-19 Pandemic
In early January 2020, an outbreak of a respiratory illness caused by a novel coronavirus was identified and the disease has since spread rapidly across the world causing the World Health Organization to declare the outbreak of a pandemic on March 12, 2020. As a result, people across the globe have been advised to avoid non-essential travel. Steps have also been taken by various countries to restrict inbound international travel and implement closures of non-essential operations to contain the spread of the virus.
Visitation to Macao has decreased substantially, driven by various government policies limiting travel. The China IVS and tour group visas were suspended, and a complete ban on entry or a need to undergo enhanced quarantine requirements depending on the person’s residency and their recent travel history, has been enacted by the Macao government for Macao residents, citizens of the People’s Republic of China, Hong Kong residents, foreigner workers residing in Macao and international travelers. On July 13, 2020, it was announced Chinese nationals with negative COVID-19 test result and green health-code, traveling between any of the nine designated cities in Guangdong province and Macao, are exempt from the 14-day mandatory quarantine effective from July 15, 2020. This was subsequently extended to all cities within the Guangdong province effective from July 29, 2020, followed by all of mainland China effective from August 12, 2020. The China IVS and tour group visas recommenced for certain regions beginning on August 12, 2020 and were extended to all of mainland China effective September 23, 2020. Hong Kong and Taiwanese residents who have not visited a foreign country in the prior 14 days and tested negative for COVID-19 are allowed to enter Macao subject to a mandatory 14 days of centralized isolation. All other foreign nationals, including those holding a temporary work permit, currently are not permitted to enter Macao.
The Macao government suspended all gaming operations beginning on February 5, 2020. The Group’s casino operations resumed on February 20, 2020, except for casino operations at Sands Cotai Central, which resumed on February 27, 2020. Certain health safeguards, however, such as limiting the number of seats per table game, slot machine spacing, temperature checks, mask protection, health declarations, showing green health-codes, and negative COVID-19 test results remain in effect at the present time. The Group is currently unable to determine when these measures will be modified or cease to be necessary.
Some of the Group’s hotel facilities were also closed during the casino suspension in response to the drop in visitation and, with the exception of the Conrad Macao, Cotai Strip at Sands Cotai Central (the "Conrad hotel"), these hotels were gradually reopened from February 20, 2020, in line with operational needs and demand. The Conrad hotel reopened on June 13, 2020. Additionally, in support of the Macao government’s initiatives to fight the COVID-19 Pandemic, the Group provided one tower (approximately 2,000 hotel rooms) at the Sheraton Grand Macao Hotel, Cotai Strip at Sands Cotai Central to the Macao government to house individuals who return to Macao for quarantine purposes during two different periods in 2020.
A limited number of restaurants across the Group’s properties have reopened. The majority of retail outlets in the Group's various shopping malls are open with reduced operating hours. The timing and manner in which these areas will return to full operation are currently unknown.
The Hong Kong government temporarily closed the Hong Kong China Ferry Terminal in Kowloon on January 30, 2020 and the Hong Kong Macau Ferry Terminal in Hong Kong on February 4, 2020. In response, the Group suspended its Macao ferry operations between Macao and Hong Kong. The timing and manner in which the Group’s normal ferry operations will be able to resume are currently unknown.
1.GENERAL INFORMATION (CONTINUED)
Subsequent events (continued)
COVID-19 Pandemic (continued)
The Macao government announced total visitation from mainland China to Macao on a monthly basis decreased by 14.9% (with an 83.3% decrease in visitation over the first seven days of Chinese New Year Holiday) in January 2020 and decreased in a range of 96.3% to 99.6% in February to June 2020, as compared to the same periods in 2019. It also announced monthly gross gaming revenue decreased by 11.3% in January 2020 and decreased in a range of 79.7% to 97.0% in February to June 2020 as compared to the same periods in 2019.

Current impact of the COVID-19 Pandemic on the Group's Liquidity and Financial Results
The disruptions arising from the COVID-19 Pandemic had a significant adverse impact on the Group’s operations during the six months ended June 30, 2020. Net revenues for the six months ended June 30, 2020, totaled US$848 million compared to US$4.47 billion for the six months ended June 30, 2019, representing a decrease of 81.0%. We recorded an operating loss of US$609 million and a net loss of US$716 million in the first half of 2020, as compared to an operating income of US$1.19 billion and a net income of US$1.07 billion in the same period in the prior year. Adjusted property EBITDA loss totaled US$243 million in the half year ended June 30, 2020, as compared to adjusted property EBITDA of US$1.63 billion in the same period in the prior year.
As of June 30, 2020, the Group had total liquidity of US$3.63 billion, consisting of US$1.61 billion of total cash and cash equivalents and US$2.02 billion of available borrowing capacity under the 2018 SCL Revolving Facility. The Group believes it will be able to support its continuing operations, complete the major construction projects that are underway, and respond to the current COVID-19 Pandemic challenges. The Group has taken various mitigating measures to manage through the current environment, including a cost and capital expenditure reduction program to minimize cash outflow of non-essential items. On April 17, 2020, the Company announced that the Board resolved not to recommend the payment of a final dividend in respect of the year ended December 31, 2019.
If the Group's integrated resorts are not permitted to resume normal operations, travel restrictions such as those related to the China IVS and other global restrictions on inbound travel from other countries are not modified or eliminated or the global response to contain the COVID-19 Pandemic escalates or is unsuccessful, the Group's operations, cash flows and financial condition will be further materially impacted. The duration and intensity of this global health emergency and related disruptions are uncertain. Given the dynamic nature of these circumstances, the impact on the Company’s consolidated results of operations, cash flows and financial condition in 2020 will be material. The Group cannot reasonably estimate the impact at this time. It is unknown when the COVID-19 Pandemic will end, when or how quickly the current travel restrictions will be modified or cease to be necessary and the resulting impact on the Group's business and the willingness of the Group’s customers to spend on travel, entertainment and MICE.